Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share capital, stock options and other stock-based plans
18. Share capital, stock options and other stock-based plans:

On June 1, 2016, the Company issued 44,882,782 common shares to former Fuel Systems' shareholders and 653,532 restricted stock units in connection with the merger described in note 5.

On July 19, 2017, the Company issued 16,700,000 common shares at a price of $1.50 per share, for gross proceeds of $25,050. On July 28, 2017, the Company issued an additional 2,425,000 common shares at $1.50 for gross proceeds of $3,638, when the underwriters exercised their over-allotment option. Transaction costs of $2,735 were incurred resulting in net proceeds from the equity issuance of $25,953.

During the year ended December 31, 2017, the Company issued 2,045,617 common shares, net of cancellations, upon exercises of share units and in connection with earn out payments, (year ended December 31, 2016 – 845,491 common shares). The Company issues shares from treasury to satisfy stock option and share unit exercises.
(a)    Share Units:

The compensation program sets out provisions where the restricted share units ("RSUs") and performance share units ("PSUs") (together, the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives. Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2017, the Company recognized $6,961 (year ended December 31, 2016 - $10,450; year ended December 31, 2015 – $14,871) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

18. Share capital, stock options and other stock-based plans (continued):

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2017, December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	6,664,591	$6.75	9,657,921	$7.62	5,337,873	$10.27
Granted	993,659	2.18	684,402	2.90	5,556,630	6.74
Exercised/vested	(2,045,617)	6.31	(845,491)	10.26	(575,024)	11.49
Forfeited/expired	(1,102,643)	6.51	(2,832,241)	6.60	(661,558)	10.34
Outstanding, end of year	4,509,990	$6.00	6,664,591	$6.75	9,657,921	$7.62
Units outstanding and exercisable, end of year	636,073	$5.38	1,891,008	$7.77	1,150,294	$9.58

During 2017, 993,659 (2016 - 684,402) restricted share units were granted to directors, executives and employees. Values of RSU awards are generally determined based on the fair market value of the underlying common share on the date of grant. RSUs typically vest over a three year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Subsequent to year end, there was a sufficient number of shares available in the Westport Omnibus Plan to complete the awarding of the 1,460,000 remaining PSU's from the 2015 grant. Through December 31, 2017 these PSU's were being treated as a liability until this condition was met.

As at December 31, 2017, $1,736 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized over a weighted average period of 5 months.

(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
	CDN$	CDN$
Share units:
Outstanding	$21,332	$10,130
Exercisable	3,009	2,874
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2017	2016	2015
Research and development	$1,182	$6,010	$9,915
General and administrative	5,450	2,334	2,224
Sales and marketing	329	2,106	2,732
	$6,961	$10,450	$14,871